Marketable debt securities - Mortgage-backed bonds (Details) - Debt instruments liability - Covered bonds - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Guarantees
Mortgage-backed bonds	€ 22,023	€ 23,907	€ 16,965
Santander Consumer Finance, S.A.
Guarantees
Mortgage-backed bonds	500
Banco Santander S.A.
Guarantees
Mortgage-backed bonds	€ 21,523